UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009


Check here if Amendment [  ]; Amendment Number: ______
This Amendment (Check only one.) :  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      GuideStone Capital Management
Address:   2401 Cedar Springs Rd
           Dallas, TX 75201

Form 13F File Number:   28 - 10998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Rodric E. Cummins
Title:     Senior Vice President
Phone:     214.720.4752

Signature, Place, and Date of Signing:

/s/ Rodric E. Cummins                 Dallas, TX                 10-2-09
-----------------------------  -----------------------        -------------
     [Signature]                     [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

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Form 13F

FILE NUMBER            NAME
28-10120               AQR Capital Management, LLC
28-03570               AXA (on behalf of Alliance Capital Management, L.P.)
28-05508               Aronson + Johnson + Ortiz, LP
28-1006                Barrow, Hanley, Mewhinney & Strauss, Inc.
28-12019               BlackRock, Inc. (on behalf of BlackRock Financial
                       Management)
28-12019               BlackRock, Inc. (on behalf of BlackRock Institutional)
28-10449               Columbus Circle Investors
28-10957               Genesis Asset Managers, LLP
28-04981               Goldman Sachs Group, Inc. (on behalf of Goldman Sachs
                       Asset Management L.P.)
28-10469               Lazard Asset Management LLC
28-398                 Loomis, Sayles & Company, L.P.
28-413                 Lord, Abbett & Co LLC
28-06748               Marsico Capital Management, LLC
28-04968               Massachusetts Financial Services Co (MFS Institutional
                       Advisors, Inc.)
28-03719               McKinley Capital Management, Inc.
28-11450               Mondrian Investment Partners LTD
28-290                 Northern Trust Corporation (on behalf of Northern Trust
                       Investments, N.A.)
28-2701                Allianz Global Investors of America L.P. (on behalf of
                       PIMCO)
28-04643               Payden & Rygel
28-10372               Philadelphia International Advisors, LP
28-05014               Rainier Investment Management Inc.
28-04760               RREEF America LLC
28-05734               Sands Capital Management, LLC
28-11092               TimesSquare Capital Management, LLC
28-02494               The TCW Group, Inc. (on behalf of TCW Investment
                       Management Company)
28-02682               UBS Global Asset Management (Americas) Inc.
28-1700                Legg Mason, Inc. (on behalf of Western Asset Management
                       Co.)
28-1700                Legg Mason, Inc. (on behalf of Western Asset Limited)